KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

The Board of Directors of Massachusetts Mutual Life Insurance Company and Contract Owners of Massachusetts Mutual Variable Annuity Separate Account 3:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Massachusetts Mutual Variable Annuity Separate Account 3 (comprised of the divisions listed in Appendix A to the opinion) (collectively, “the Separate Account”) as of December 31, 2020, the related statements of operations and changes in net assets for each of the years (as described in Appendix A) in the two-year period then ended, and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the underlying mutual funds or their transfer agent. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account’s auditor since 2004.

Boston, Massachusetts

March 10, 2021

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

Appendix A

Massachusetts Mutual Variable Annuity Separate Account 3 is comprised of the following divisions and the activities of each division have been included within the accompanying statements of assets and liabilities as of December 31, 2020 and the related statements of operations and changes in net assets for each of the years in the two-year period then ended.

Divisions

Invesco Oppenheimer V.I. Capital Appreciation Division *

Invesco Oppenheimer V.I. Conservative Balanced Division *

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division *

Invesco Oppenheimer V.I. Global Division *

Invesco Oppenheimer V.I. Global Strategic Income Division *

Invesco Oppenheimer V.I. Government Money Division *

Invesco Oppenheimer V.I. Main Street Division *

Invesco Oppenheimer V.I. Main Street Small Cap Division *

Invesco Oppenheimer V.I. Total Return Bond Division *

MML Blend Division

MML Equity Division

MML Managed Bond Division

MML U.S. Government Money Market Division

* See Note 2 to the financial statements for information regarding the merger of this division.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2020

	Invesco	Invesco	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global	Government	Oppenheimer V.I.
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income	Money	Main Street
	Division	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	170,719	78,880	82,935	215,366	674,442	225,416	357,083
Identified cost	$9,117,519	$966,080	$5,511,050	$7,110,391	$3,488,039	$225,416	$9,793,034
Value	$12,008,345	$1,414,325	$8,868,283	$11,224,861	$3,264,301	$225,416	$10,680,354
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	-	-	-
Total assets	12,008,345	1,414,325	8,868,283	11,224,861	3,264,301	225,416	10,680,354

LIABILITIES
Annuitant mortality fluctuation reserve	5,926	968	3,346	5,516	1,888	200	6,255
Payable to Massachusetts Mutual Life Insurance Company	171	60	125	181	86	11	160
Total liabilities	6,097	1,028	3,471	5,697	1,974	211	6,415

NET ASSETS	$12,002,248	$1,413,297	$8,864,812	$11,219,164	$3,262,327	$225,205	$10,673,939

Net Assets:
Accumulation units - value	$11,804,725	$1,381,022	$8,753,283	$11,035,304	$3,199,380	$218,535	$10,465,433
Contracts in payout (annuitization) period	197,523	32,275	111,529	183,860	62,947	6,670	208,506

Net assets	$12,002,248	$1,413,297	$8,864,812	$11,219,164	$3,262,327	$225,205	$10,673,939
Outstanding units
Contract owners	1,215,308	409,805	1,128,264	1,257,460	1,070,565	180,954	1,583,586

UNIT VALUE
LifeTrust	$9.88	$3.45	$7.86	$8.92	$3.05	$1.24	$6.74

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.			MML	MML U.S.
	Main Street	Total Return	MML	MML	Managed	Government
	Small Cap	Bond	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
ASSETS
Investments
Number of shares	53,711	58,568	50,457	62,163	61,282	236,942
Identified cost	$1,277,907	$456,492	$1,075,501	$1,495,329	$780,785	$236,942
Value	$1,472,761	$493,725	$1,251,024	$1,556,425	$832,983	$236,942
Receivable from Massachusetts Mutual Life Insurance Company	-	-	-	-	1	-
Total assets	1,472,761	493,725	1,251,024	1,556,425	832,984	236,942

LIABILITIES
Annuitant mortality fluctuation reserve	573	589	450	666	-	267
Payable to Massachusetts Mutual Life Insurance Company	14	15	13	15	-	13
Total liabilities	587	604	463	681	-	280

NET ASSETS	$1,472,174	$493,121	$1,250,561	$1,555,744	$832,984	$236,662
Net Assets:
Accumulation units - value	$1,453,080	$473,474	$1,235,575	$1,533,536	$832,984	$227,779
Contracts in payout (annuitization) period	19,094	19,647	14,986	22,208	-	8,883
Net assets	$1,472,174	$493,121	$1,250,561	$1,555,744	$832,984	$236,662

Outstanding units
Contract owners	294,492	259,075	259,206	350,708	280,238	195,725

UNIT VALUE
LifeTrust	$5.00	$1.90	$4.82	$4.44	$2.97	$1.21

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2020

	Invesco	Invesco	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global	Government	Oppenheimer V.I.
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income	Money	Main Street
	Division	Division	Division	Division	Division	Division	Division
Investment Income
Dividends	$-	$27,888	$2,807	$64,942	$185,901	$483	$149,616

Expenses
Mortality and expense risk fees and administrative expense charges	146,466	19,968	102,684	131,706	45,091	3,060	142,872

Net investment income (loss)	(146,466)	7,920	(99,877)	(66,764)	140,810	(2,577)	6,744

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	658,761	52,997	434,741	296,528	(85,275)	-	688,079
Realized gain distribution	1,552,046	30,988	585,258	338,369	-	-	985,306
Realized gain (loss)	2,210,807	83,985	1,019,999	634,897	(85,275)	-	1,673,385

Change in net unrealized appreciation/depreciation of investments	1,138,724	86,924	1,615,756	1,708,666	(27,929)	-	(594,745)

Net gain (loss) on investments	3,349,531	170,909	2,635,755	2,343,563	(113,204)	-	1,078,640

Net increase (decrease) in net assets resulting from operations	3,203,065	178,829	2,535,878	2,276,799	27,606	(2,577)	1,085,384

Capital transactions:
Transfer of net premiums	45,737	-	783	1,925	790	-	4,203
Transfers due to death benefits	(314,151)	(49,668)	(195,611)	(275,214)	(115,300)	(2,778)	(697,220)
Transfers due to annuity benefit payments	(24,373)	(8,315)	(16,073)	(25,305)	(12,682)	(687)	(26,811)
Transfers due to withdrawal of funds	(997,036)	(145,970)	(514,531)	(566,235)	(269,261)	(165)	(946,096)
Transfers due to administrative charges	(3,349)	(468)	(2,191)	(2,585)	(930)	(397)	(3,079)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(8,537)	790	(824)	1,443	(2,839)	85	(3,609)
Transfers between divisions and to/from the Fixed Account	(136,928)	-	(31,716)	(69,881)	(21,815)	14,027	(55,490)

Net increase (decrease) in net assets resulting from capital transactions	(1,438,637)	(203,631)	(760,163)	(935,852)	(422,037)	10,085	(1,728,102)
Total increase (decrease)	1,764,428	(24,802)	1,775,715	1,340,947	(394,431)	7,508	(642,718)

NET ASSETS, at beginning of the year	10,237,820	1,438,099	7,089,097	9,878,217	3,656,758	217,697	11,316,657

NET ASSETS, at end of the year	$12,002,248	$1,413,297	$8,864,812	$11,219,164	$3,262,327	$225,205	$10,673,939

See Notes to Financial Statements.

F-5

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2020

	Invesco	Invesco
	Oppenheimer V.I.	Oppenheimer V.I.			MML	MML U.S.
	Main Street	Total Return	MML	MML	Managed	Government
	Small Cap	Bond	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division	Division
Investment Income
Dividends	$7,619	$16,273	$-	$31,730	$767	$363

Expenses
Mortality and expense risk fees and administrative expense charges	16,710	7,255	16,651	20,122	11,257	3,450

Net investment income (loss)	(9,091)	9,018	(16,651)	11,608	(10,490)	(3,087)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	(14,766)	6,794	33,838	58,580	(324)	-
Realized gain distribution	17,257	-	52,256	154,076	-	-
Realized gain (loss)	2,491	6,794	86,094	212,656	(324)	-
Change in net unrealized appreciation/depreciation of investments	227,633	24,746	62,215	(248,657)	58,958	-

Net gain (loss) on investments	230,124	31,540	148,309	(36,001)	58,634	-

Net increase (decrease) in net assets resulting from operations	221,033	40,558	131,658	(24,393)	48,144	(3,087)

Capital transactions:	125	-	125	188	2,050	200
Transfer of net premiums
Transfers due to death benefits	(11,103)	(32,107)	(11,990)	(76,374)	(13,158)	(3,226)
Transfers due to annuity benefit payments	(1,852)	(2,602)	(2,312)	(2,503)	-	(1,218)
Transfers due to withdrawal of funds	(45,750)	(20,931)	(96,525)	(169,768)	(37,133)	(43,437)
Transfers due to administrative charges	(315)	(258)	(355)	(633)	(241)	(350)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(4,158)	685	663	(1,093)	-	(2,800)
Transfers between divisions and to/from the Fixed Account	(8,484)	-	(980)	9,230	32,560	129,892

Net increase (decrease) in net assets resulting from capital transactions	(71,537)	(55,213)	(111,374)	(240,953)	(15,922)	79,061
Total increase (decrease)	149,496	(14,655)	20,284	(265,346)	32,222	75,974

NET ASSETS, at beginning of the year	1,322,678	507,776	1,230,277	1,821,090	800,762	160,688

NET ASSETS, at end of the year	$1,472,174	$493,121	$1,250,561	$1,555,744	$832,984	$236,662

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

For The Year Ended December 31, 2019

	Invesco	Invesco	Invesco		Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global	Government	Oppenheimer V.I.	Main Street
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income	Money	Main Street	Small Cap
	Division	Division	Division	Division	Division	Division	Division	Division
Investment Income
Dividends	$5,930	$34,303	$-	$83,400	$139,064	$3,561	$118,898	$2,557

Expenses
Mortality and expense risk fees and administrative expense charges	137,031	20,906	93,414	129,854	51,471	2,986	154,529	17,912

Net investment income (loss)	(131,101)	13,397	(93,414)	(46,454)	87,593	575	(35,631)	(15,355)

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	478,425	25,640	333,112	255,236	(36,392)	-	422,474	19,255
Realized gain distribution	933,746	24,297	848,631	1,317,359	-	-	1,789,869	118,108
Realized gain (loss)	1,412,171	49,937	1,181,743	1,572,595	(36,392)	-	2,212,343	137,363

Change in net unrealized appreciation/depreciation of investments	1,559,612	156,582	945,893	861,639	272,445	-	681,692	155,941

Net gain (loss) on investments	2,971,783	206,519	2,127,636	2,434,234	236,053	-	2,894,035	293,304

Net increase (decrease) in net assets resulting from operations	2,840,682	219,916	2,034,222	2,387,780	323,646	575	2,858,404	277,949

Capital transactions:
Transfer of net premiums	18,015	-	720	1,800	540	-	44,963	-
Transfers due to death benefits	(227,596)	(145,926)	(203,012)	(153,208)	(31,809)	-	(477,775)	(48,131)
Transfers due to annuity benefit payments	(15,319)	(7,143)	(10,856)	(16,828)	(11,740)	(718)	(25,250)	(448)
Transfers due to withdrawal of funds	(1,024,269)	(46,447)	(266,243)	(464,235)	(207,724)	(45,779)	(844,548)	(49,226)
Transfers due to administrative charges	(3,776)	(580)	(2,365)	(3,012)	(1,146)	(400)	(3,502)	(378)
Transfers due to net charge (credit) to annuitant mortality fluctuation	(5,673)	(2,036)	(4,795)	(8,108)	934	45	(7,221)	76
Transfers between divisions and to/from the Fixed Account	2,725	(8,114)	(24,555)	16,930	41,385	55,811	7,191	(7,226)

Net increase (decrease) in net assets resulting from capital transactions	(1,255,893)	(210,246)	(511,106)	(626,661)	(209,560)	8,959	(1,306,142)	(105,333)
Total increase (decrease)	1,584,789	9,670	1,523,116	1,761,119	114,086	9,534	1,552,262	172,616

NET ASSETS, at beginning of the year	8,653,031	1,428,429	5,565,981	8,117,098	3,542,672	208,163	9,764,395	1,150,062

NET ASSETS, at end of the year	$10,237,820	$1,438,099	$7,089,097	$9,878,217	$3,656,758	$217,697	$11,316,657	$1,322,678

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)

For The Year Ended December 31, 2019

	Invesco
	Oppenheimer V.I.			MML	MML U.S.
	Total Return	MML	MML	Managed	Government
	Bond	Blend	Equity	Bond	Money Market
	Division	Division	Division	Division	Division
Investment Income
Dividends	$17,169	$28,697	$35,307	$29,125	$3,378

Expenses
Mortality and expense risk fees and administrative expense charges	7,302	16,483	24,127	10,994	2,728

Net investment income (loss)	9,867	12,214	11,180	18,131	650

Net realized and unrealized gain (loss) on investments
Realized gain (loss) on sale of fund shares	8,397	29,200	19,436	(1,116)	(2)
Realized gain distribution	-	57,112	91,461	-	-
Realized gain (loss)	8,397	86,312	110,897	(1,116)	(2)

Change in net unrealized appreciation/depreciation of investments	22,141	111,545	247,517	44,771	2

Net gain (loss) on investments	30,538	197,857	358,414	43,655	-

Net increase (decrease) in net assets resulting from operations	40,405	210,071	369,594	61,786	650

Capital transactions:
Transfer of net premiums	-	-	-	1,800	113,882
Transfers due to death benefits	(7,557)	(434)	(20,209)	(3)	-
Transfers due to annuity benefit payments	(2,737)	(1,896)	(2,040)	-	(104)
Transfers due to withdrawal of funds	(53,713)	(89,792)	(90,608)	(41,120)	(88,556)
Transfers due to administrative charges	(265)	(408)	(787)	(240)	(242)
Transfers due to net charge (credit) to annuitant mortality fluctuation	353	(1,207)	(1,114)	-	-
Transfers between divisions and to/from the Fixed Account	-	7,959	406	20,502	(113,015)

Net increase (decrease) in net assets resulting from capital transactions	(63,919)	(85,778)	(114,352)	(19,061)	(88,035)
Total increase (decrease)	(23,514)	124,293	255,242	42,725	(87,385)

NET ASSETS, at beginning of the year	531,290	1,105,984	1,565,848	758,037	248,073

NET ASSETS, at end of the year	$507,776	$1,230,277	$1,821,090	$800,762	$160,688

See Notes to Financial Statements.

Massachusetts Mutual Variable Annuity Separate Account 3

Notes To Financial Statements

1.	ORGANIZATION

Massachusetts Mutual Variable Annuity Separate Account 3 (“the Separate Account”) is a separate investment account of Massachusetts Mutual Life Insurance Company (“MassMutual”) established on January 12, 1994. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (“the 1940 Act”).

The assets and liabilities of the Separate Account are clearly identified and distinguished from MassMutual’s other assets and liabilities. The Separate Account’s assets are not chargeable with liabilities arising from any other MassMutual business.

Notes To Financial Statements (Continued)

2.	INVESTMENT OF THE SEPARATE ACCOUNT’S ASSETS

As of December 31, 2020, the Separate Account consists of thirteen divisions which invest in the following mutual funds:

The division listed in the first column
Divisions	invests in the fund in this column
Invesco Oppenheimer V.I. Capital Appreciation Division	Invesco Oppenheimer V.I. Capital Appreciation Fund[1,2]
Invesco Oppenheimer V.I. Conservative Balanced Division	Invesco Oppenheimer V.I. Conservative Balanced Fund[1,2]
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund[1,2]
Invesco Oppenheimer V.I. Global Division	Invesco Oppenheimer V.I. Global Fund[1,2]
Invesco Oppenheimer V.I. Global Strategic Income Division	Invesco Oppenheimer V.I. Global Strategic Income Fund[1,2]
Invesco Oppenheimer V.I. Government Money Division	Invesco Oppenheimer V.I. Government Money Fund[1,2]
Invesco Oppenheimer V.I. Main Street Division	Invesco Oppenheimer V.I. Main Street Fund®[1,2]
Invesco Oppenheimer V.I. Main Street Small Cap Division	Invesco Oppenheimer V.I. Main Street Small Cap Fund®[1,2]
Invesco Oppenheimer V.I. Total Return Bond Division	Invesco Oppenheimer V.I. Total Return Bond Fund[1,2]
MML Blend Division	MML Blend Fund[3]
MML Equity Division	MML Equity Fund[3]
MML Managed Bond Division	MML Managed Bond Fund[3]
MML U.S. Government Money Market Division	MML U.S. Government Money Market Fund[3]

In addition to the thirteen divisions, some contract owners may also allocate funds to the Fixed Interest Account (“FIA”), which is part of MassMutual's general investment account ("General Account"). Because of exemptive and exclusionary provisions in the securities law, interests in the FIA are not registered under the Securities Act of 1933, and the General Account and the FIA are not registered as an investment company under the 1940 Act.

1Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. The Acquiring Funds/Divisions assume the accounting and performance history of the corresponding Merging Funds/Divisions. In connection with that transaction the following Funds/Divisions merged:

MERGING FUND/DIVISION	ACQUIRING FUND/DIVISION
Fund: Oppenheimer Capital Appreciation Fund/VA	Fund: Invesco Oppenheimer V.I. Capital Appreciation Fund
Division: Oppenheimer Capital Appreciation Division	Division: Invesco Oppenheimer V.I. Capital Appreciation Division
Fund: Oppenheimer Conservative Balanced Fund/VA	Fund: Invesco Oppenheimer V.I. Conservative Balanced Fund
Division: Oppenheimer Conservative Balanced Division	Division: Invesco Oppenheimer V.I. Conservative Balanced Division
Fund: Oppenheimer Discovery Mid Cap Growth Fund/VA	Fund: Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Division: Oppenheimer Discovery Mid Cap Growth Division	Division: Invesco Oppenheimer V.I. Discovery Mid Cap Growth
Fund: Oppenheimer Global Fund/VA	Fund: Invesco Oppenheimer V.I. Global Fund
Division: Oppenheimer Global Division	Division: Invesco Oppenheimer V.I. Global Division
Fund: Oppenheimer Global Strategic Income Fund/VA	Fund: Invesco Oppenheimer V.I. Global Strategic Income Fund
Division: Oppenheimer Global Strategic Income Division	Division: Invesco Oppenheimer V.I. Global Strategic Income Division
Fund: Oppenheimer Government Money Fund/VA	Fund: Invesco Oppenheimer V.I. Government Money Fund
Division: Oppenheimer Government Money Division	Division: Invesco Oppenheimer V.I. Government Money Division
Fund: Oppenheimer Main Street Fund®/VA	Fund: Invesco Oppenheimer V.I. Main Street Fund®
Division: Oppenheimer Main Street Division	Division: Invesco Oppenheimer V.I. Main Street Division
Fund: Oppenheimer Main Street Small Cap Fund/VA	Fund: Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Division: Oppenheimer Main Street Small Cap Division	Division: Invesco Oppenheimer V.I. Main Street Small Cap Division
Fund: Oppenheimer Total Return Bond Fund/VA	Fund: Invesco Oppenheimer V.I. Total Return Bond Fund
Division: Oppenheimer Total Return Bond Division	Division: Invesco Oppenheimer V.I. Total Return Bond Division

2Invesco Advisers, Inc. is the investment adviser to this Fund.

3 MML Investment Advisers, LLC is the investment adviser to this Fund.

Notes To Financial Statements (Continued)

3.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Separate Account in preparation of the financial statements in conformity with generally accepted accounting principles. Separate Account Massachusetts Mutual Variable Annuity Separate Account 3 follows the accounting and reporting guidance in FASB Accounting Standards Codification 946.

A.	Investment Valuation

Investments in the investment divisions are valued at the closing net asset value of each of the respective underlying funds, which value their investment securities at fair value.

B.	Accounting for Investments

Investment transactions are accounted for on a trade-date basis and identified cost is the basis followed in determining the cost of investments sold for financial statement purposes. Dividend income and gains from realized gain distributions are recorded on the ex-distribution date, and they are generally reinvested in the underlying investment divisions.

C.	Federal Income Taxes

MassMutual is taxed under federal law as a life insurance company under the provisions of the 1986 Internal Revenue Code, as amended. Under existing federal law, no taxes are payable on net investment income and net realized capital gains attributable to contracts which depend on the Separate Account’s investment performance. Accordingly, no provision for federal income tax has been made. MassMutual may, however, make such a charge in the future if an unanticipated change of current law results in a company tax liability attributable to the Separate Account.

D.	Contract Charges

See Note 8B for charges associated with the contracts

E.	Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.	Annuitant Mortality Fluctuation

The Separate Account maintains a reserve as required by regulatory authorities to provide for mortality losses incurred. The reserve is adjusted quarterly for mortality losses and gains and its proportionate share of changes in value. Transfers to or from MassMutual are then made quarterly to adjust the Separate Account. Net transfers from the Separate Account to MassMutual totaled $20,194 for the year ended December 31, 2020. Net transfers from MassMutual to the Separate Account totaled $28,746 for the year ended December 31, 2019. The reserve is subject to a maximum of 3% of the Separate Account’s annuity reserves. Any mortality losses in excess of this reserve will be borne by MassMutual. The reserve is not available to owners of the contracts except to the extent necessary to cover mortality losses under the contracts.

G.	Annuity Reserves

Annuity reserves are developed by using accepted actuarial methods and are computed using the 1994 MGDB table.

Notes To Financial Statements (Continued)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Valuation Inputs: Various inputs are used to determine the value of the Separate Account’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

•	Level 3 – unobservable inputs

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2020. There have been no transfers between levels for the year ended December 31, 2020.

5.	RELATED PARTY TRANSACTIONS

A.	Sales Agreements

Pursuant to separate underwriting agreements with MassMutual, on its own behalf and on behalf of the Separate Account, MML Investors Services, LLC (“MMLIS”) serves as principal underwriter of the contracts sold by its registered representatives, and MML Strategic Distributors, LLC (“MSD”) serves as principal underwriter of the contracts sold by registered representatives of other broker-dealers who have entered into distribution agreements with MSD.

Both MMLIS and MSD are registered with the Securities and Exchange Commission (the “SEC”) as broker-dealers under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority (“FINRA”). Commissions for sales of contracts by MMLIS registered representatives are paid on behalf of MMLIS to its registered representatives. Commissions for sales of contracts by registered representatives of other broker-dealers are paid on behalf of MSD to those broker-dealers. MMLIS and MSD also receive compensation for their actions as principal underwriters of the contracts.

The contracts are no longer offered for sale to the public. Contract owners may continue, however, to make purchase payments under existing contracts.

B.	Receivable from/Payable to MassMutual

Certain fees such as cost of insurance fees and mortality and expense risk fees are charges paid between the General Account and the Separate Account.

Notes To Financial Statements (Continued)

6.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2020 were as follows:

	Invesco	Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income
	Division	Division	Division	Division	Division
Cost of purchases	$1,624,289	$59,006	$588,120	$404,554	$204,745
Proceeds from sales	(1,655,150)	(223,804)	(861,897)	(1,067,456)	(485,730)

	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Government	Oppenheimer V.I.	Main Street	Total Return	MML
	Money	Main Street	Small Cap	Bond	Blend
	Division	Division	Division	Division	Division
Cost of purchases	$14,498	$1,188,308	$28,679	$16,310	$52,400
Proceeds from sales	(7,011)	(1,923,389)	(91,506)	(62,512)	(128,229)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
	Division	Division	Division
Cost of purchases	$223,329	$34,389	$226,770
Proceeds from sales	(298,491)	(60,801)	(150,523)

7.	NET INCREASE (DECREASE) IN OUTSTANDING UNITS

The changes in outstanding units for the two years ended December 31, 2020 were as follows:

	Invesco	Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income
2020	Division	Division	Division	Division	Division
Units purchased	9,601	291	384	648	2,450
Units withdrawn	(171,608)	(62,776)	(119,058)	(126,106)	(147,049)
Units transferred between divisions and to/from the Fixed Account	(18,944)	-	(4,800)	(10,600)	(8,397)
Net increase (decrease)	(180,951)	(62,486)	(123,474)	(136,058)	(152,995)

	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Government	Oppenheimer V.I.	Main Street	Total Return	MML
	Money	Main Street	Small Cap	Bond	Blend
2020 (continued)	Division	Division	Division	Division	Division
Units purchased	64	4,878	47	396	199
Units withdrawn	(3,219)	(293,771)	(16,481)	(29,928)	(24,586)
Units transferred between divisions and to/from the Fixed Account	11,238	(13,954)	(1,978)	-	(217)
Net increase (decrease)	8,084	(302,846)	(18,412)	(29,532)	(24,605)

Notes To Financial Statements (Continued)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2020 (continued)	Division	Division	Division
Units purchased	61	725	165
Units withdrawn	(66,827)	(17,688)	(41,880)
Units transferred between divisions and to/from the Fixed Account	411	11,062	106,091
Net increase (decrease)	(66,354)	(5,901)	64,376

	Invesco	Invesco	Invesco		Invesco
	Oppenheimer V.I.	Oppenheimer V.I.	Oppenheimer V.I.	Invesco	Oppenheimer V.I.
	Capital	Conservative	Discovery	Oppenheimer V.I.	Global
	Appreciation	Balanced	Mid Cap Growth	Global	Strategic Income
2019	Division	Division	Division	Division	Division
Units purchased	12,276	5,161	9,264	14,332	6,585
Units withdrawn	(201,463)	(73,690)	(103,520)	(111,811)	(92,659)
Units transferred between divisions and to/from the Fixed Account	513	(2,796)	(4,625)	2,906	14,442
Net increase (decrease)	(188,674)	(71,325)	(98,881)	(94,573)	(71,632)

	Invesco		Invesco	Invesco
	Oppenheimer V.I.	Invesco	Oppenheimer V.I.	Oppenheimer V.I.
	Government	Oppenheimer V.I.	Main Street	Total Return	MML
	Money	Main Street	Small Cap	Bond	Blend
2019 (continued)	Division	Division	Division	Division	Division
Units purchased	36	13,537	4,997	2,177	1,986
Units withdrawn	(37,256)	(248,554)	(29,446)	(39,712)	(25,555)
Units transferred between divisions and to/from the Fixed Account	44,307	1,482	(1,951)	-	1,994
Net increase (decrease)	7,087	(233,536)	(26,400)	(37,535)	(21,575)

		MML	MML U.S.
	MML	Managed	Government
	Equity	Bond	Money Market
2019 (continued)	Division	Division	Division
Units purchased	3,973	661	103,929
Units withdrawn	(32,321)	(15,356)	(83,493)
Units transferred between divisions and to/from the Fixed Account	113	7,523	(92,461)
Net increase (decrease)	(28,235)	(7,172)	(72,025)

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS

A.	A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and total return ratios for each of the five years in the period ended December 31, 2020 follows:

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco Oppenheimer V.I. Capital Appreciation Division[4]
2020	1,215,308	$9.88	$12,002,248	-%	1.40%	34.69%
2019	1,396,258	7.33	10,237,820	0.06	1.40	34.30
2018	1,584,932	5.46	8,653,031	0.32	1.40	(7.05)
2017	1,785,227	5.87	10,485,490	0.23	1.40	25.08
2016	2,069,494	4.70	9,718,246	0.41	1.40	(3.56)

Invesco Oppenheimer V.I. Conservative Balanced Division[4]
2020	409,805	3.45	1,413,297	1.96	1.40	13.26
2019	472,291	3.04	1,438,099	2.30	1.40	15.88
2018	543,617	2.63	1,428,429	1.98	1.40	(6.65)
2017	598,353	2.81	1,684,179	1.95	1.40	7.74
2016	668,643	2.61	1,746,866	2.41	1.40	3.80

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Division[4]
2020	1,128,264	7.86	8,864,812	0.04	1.40	38.73
2019	1,251,738	5.66	7,089,097	-	1.40	37.43
2018	1,350,618	4.12	5,565,981	-	1.40	(7.40)
2017	1,533,467	4.45	6,824,223	0.03	1.40	27.01
2016	1,701,476	3.50	5,961,809	-	1.40	0.92

Invesco Oppenheimer V.I. Global Division[4]
2020	1,257,460	8.92	11,219,164	0.69	1.40	25.86
2019	1,393,518	7.09	9,878,217	0.90	1.40	29.96
2018	1,488,091	5.45	8,117,098	0.99	1.40	(14.39)
2017	1,668,188	6.37	10,629,521	0.92	1.40	34.77
2016	1,942,248	4.73	9,182,824	1.06	1.40	(1.31)

Invesco Oppenheimer V.I. Global Strategic Income Division[4]
2020	1,070,565	3.05	3,262,327	5.78	1.40	1.96
2019	1,223,560	2.99	3,656,758	3.78	1.40	9.26
2018	1,295,192	2.74	3,542,672	5.01	1.40	(5.73)
2017	1,591,724	2.90	4,618,579	2.28	1.40	4.80
2016	1,798,333	2.77	4,979,149	4.99	1.40	5.06

Invesco Oppenheimer V.I. Government Money Division[4]
2020	180,954	1.24	225,205	0.22	1.40	(1.17)
2019	172,871	1.26	217,697	1.67	1.40	0.29
2018	165,784	1.26	208,163	1.34	1.40	(0.06)
2017	175,898	1.26	220,998	0.37	1.40	(1.00)
2016	180,901	1.27	229,585	0.01	1.40	(1.38)

Invesco Oppenheimer V.I. Main Street Division[4]
2020	1,583,586	6.74	10,673,939	1.47	1.40	12.36
2019	1,886,433	6.00	11,316,657	1.08	1.40	30.24
2018	2,119,968	4.61	9,764,395	1.15	1.40	(9.17)
2017	2,333,063	5.07	11,831,305	1.24	1.40	15.29
2016	2,582,713	4.40	11,360,410	1.11	1.40	10.07

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

	At December 31,			For the Years Ended December 31,
				Investment
		Net Assets		Income	Expense	Total
	Units	Unit Value[3]	Amount	Ratio[1]	Ratio[2]	Return[3]
Invesco Oppenheimer V.I. Main Street Small Cap Division[4]
2020	294,492	$5.00	$1,472,174	0.64%	1.40	18.26%
2019	312,904	4.23	1,322,678	0.20	1.40	24.71
2018	339,303	3.39	1,150,062	0.30	1.40	(11.58)
2017	455,490	3.83	1,746,025	0.87	1.40	12.57
2016	473,438	3.41	1,612,122	0.51	1.40	16.42

Invesco Oppenheimer V.I. Total Return Bond Division[4]
2020	259,075	1.90	493,121	3.14	1.40	8.18
2019	288,607	1.76	507,776	3.29	1.40	8.00
2018	326,142	1.63	531,290	3.40	1.40	(2.41)
2017	448,707	1.67	748,972	2.34	1.40	3.14
2016	520,325	1.62	842,107	3.69	1.40	1.84

MML Blend Division
2020	259,206	4.82	1,250,561	-	1.40	11.30
2019	283,811	4.33	1,230,277	2.44	1.40	19.69
2018	305,386	3.62	1,105,984	2.11	1.40	(5.68)
2017	337,125	3.84	1,294,406	2.10	1.40	13.66
2016	384,590	3.38	1,299,222	2.14	1.40	7.90

MML Equity Division
2020	350,708	4.44	1,555,744	2.21	1.40	1.59
2019	417,062	4.37	1,821,090	2.05	1.40	24.17
2018	445,296	3.52	1,565,848	1.79	1.40	(11.25)
2017	485,187	3.96	1,922,412	1.81	1.40	14.19
2016	570,682	3.47	1,980,211	1.74	1.40	11.03

MML Managed Bond Division
2020	280,238	2.97	832,984	0.10	1.40	6.21
2019	286,139	2.80	800,762	3.71	1.40	8.28
2018	293,311	2.58	758,037	3.37	1.40	(1.83)
2017	404,587	2.63	1,065,096	3.11	1.40	3.24
2016	511,730	2.55	1,304,833	2.82	1.40	1.32

MML U.S. Government Money Market Division
2020	195,725	1.21	236,662	0.15	1.40	(1.16)
2019	131,348	1.22	160,688	1.74	1.40	0.29
2018	203,373	1.22	248,073	1.30	1.40	(0.08)
2017	253,549	1.22	309,528	0.35	1.40	(1.03)
2016	355,192	1.23	438,138	-	1.40	(1.28)

1 The investment income ratios represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests.

2 The expense ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

3 The total returns are for the periods indicated, including changes in the value of the underlying fund, and the expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

4 Effective after the close of the New York Stock Exchange on May 24, 2019, Invesco Ltd. completed its acquisition of OppenheimerFunds, Inc. See Note 2 to the financial statements for information regarding the merger of this division.

Notes To Financial Statements (Continued)

8.	FINANCIAL HIGHLIGHTS (Continued)

B.	The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units for all contracts contained within the Separate Account.

Mortality and Expense Risk Charge	This charge is equal, on an annual basis, to
1.15% of the daily value of the assets invested in
This charge is assessed through reduction of unit	each fund.
values.

Administrative Expense Charge	This charge is equal, on an annual basis, to
This charge is assessed through reduction of unit	0.15% of the daily value of the assets invested in
each fund.
values.

Death Benefit Charge	This charge is equal, on an annual basis, to
This charge is assessed through reduction of unit	0.10% of the daily value of the assets invested in
each fund.
values.

Administrative Charge
$30 per contract, annually.
This charge is assessed through the redemption	These charges are not applicable to contracts
of units.	with values of $50,000 or more.

Contingent Deferred Sales Charge
0% - 7%
This charge is assessed through the redemption
of units.

9.	SUBSEQUENT EVENTS

The Separate Account’s management has reviewed events occurring through March 10, 2021, the date the financial statements were issued, and no subsequent events occurred requiring accrual or disclosure.